UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

 901 Warrenville Rd., Suite 15
     Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
  901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)
Number
of Shares	Description	Fair Value
	Common Stocks - 96.9%

	Consumer Discretionary - 3.5%
10,365	L Brands, Inc.	$ 510,476
64,273	Staples, Inc.	1,019,370
		1,529,846
	Energy - 27.9%
9,037	Energy Transfer Equity LP	540,593
28,344	Energy Transfer Partners LP	1,432,506
30,331	Enterprise Products Partners LP	1,885,072
18,641	Kinder Morgan Energy Partners LP	1,591,941
11,508	Linn Energy LLC	381,836
15,673	ONEOK Partners LP	776,127
15,784	Plains All American Pipeline LP	880,905
37,049	Seadrill Ltd. (Bermuda)	1,509,376
18,152	Spectra Energy Corp.	625,518
49,496	The Williams Cos., Inc.	1,607,135
17,626	Total SA, ADR (France)	858,386
		12,089,395
	Financials - 3.5%
7,858	Bank of Montreal (Canada)	456,000
14,034	CME Group, Inc. - Class A	1,066,303
		1,522,303
	Health Care - 17.6%
14,034	Baxter International, Inc.	972,135
18,244	Eli Lilly & Co.	896,145
26,496	GlaxoSmithKline PLC, ADR (United Kingdom)	1,324,005
16,840	Johnson & Johnson	1,445,883
44,694	Merck & Co., Inc.	2,076,036
33,121	Pfizer, Inc.	927,719
		7,641,923
	Industrials - 5.9%
86,637	General Electric Co.	2,009,112
38,173	R.R. Donnelley & Sons Co.	534,804
		2,543,916
	Information Technology - 12.4%
30,931	CA, Inc.	885,555
42,945	Cisco Systems, Inc.	1,043,993
79,684	Intel Corp.	1,929,947
28,013	Maxim Integrated Products, Inc.	778,201
19,703	Microchip Technology, Inc.	733,937
		5,371,633
	Materials - 2.6%
25,485	International Paper Co.	1,129,240

	Real Estate - 6.1%
12,630	Digital Realty Trust, Inc.	770,430
19,030	HCP, Inc.	864,723
18,020	OMEGA Healthcare Investors, Inc.	558,980
17,626	Senior Housing Properties Trust	457,042
		2,651,175
	Telecommunication Services - 7.2%
32,679	AT&T, Inc.	1,156,837
9,545	BCE, Inc. (Canada)	391,536
54,927	Vodafone Group PLC, ADR (United Kingdom)	1,578,602
		3,126,975

Number
of Shares	Description	Fair Value
	Utilities - 10.2%
32,194	American Water Works Co., Inc.	$ 1,327,359
22,343	National Grid PLC, ADR (United Kingdom)	1,266,178
63,752	NiSource, Inc.	1,825,857
		4,419,394
	Total Common Stocks
	(Cost $37,872,438)	42,025,800

	Money Market Mutual Funds - 3.2%
1,381,939	Fidelity Institutional Money Market
	Prime, 0.02% (a)
	(Cost $1,381,939)	1,381,939

	Total Investments - 100.1%
	(Cost $39,254,377)	43,407,739

	Liabilities in excess of other Assets - (0.1%)	(37,833)
	Net Assets - 100.0%	$ 43,369,906

		% of Net
Summary by Country	Fair Value	Assets
Bermuda	$1,509,376	3.5%
Canada	847,536	1.9
France	858,386	2.0
United Kingdom	4,168,785	9.6
United States	36,023,656	83.1
Total Investments	43,407,739	100.1
Liabilities in excess of other Assets	(37,833)	(0.1)
Net Assets	$43,369,906	100.0%

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
SA – Corporation

(a) Interest rate shown reflects yield as of June 30, 2013.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2013, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Dividend Total Return Fund	$ 39,288,842	$ 4,374,917	$ (256,020)	$ 4,118,897

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$42,025,800	$-	$-	$42,025,800
Money Market Mutual Funds	1,381,939	-	-	1,381,939
Total	$43,407,739	$-	$-	$43,407,739
*  Please refer to the schedule of investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the period ended June 30, 2013. There were no transfers between valuation levels during the period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Destra Investment Trust

By (Signature and Title)*   /s/ Nicholas Dalmaso
                                        Nicholas Dalmaso, Chief Executive Officer
                                                    (principal executive officer)

Date  8/13/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Nicholas Dalmaso
                                        Nicholas Dalmaso, Chief Executive Officer
                                                     (principal executive officer)

Date  8/13/13

By (Signature and Title)*   /s/ Linda Fryer
                                        Linda Fryer, Chief Financial Officer
                                        (principal financial officer)

Date  8/13/13

* Print the name and title of each signing officer under his or her signature.